Lease Contracts - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019 EUR (€)
Statement [line items]
Interest expense on lease liabilities	€ 1,013,000
Recognition of impairment loss	0
Right-of-use assets [member]
Statement [line items]
Recognition of impairment loss	€ 0